                           SELECT SECTOR SPDR(R) TRUST

                     SUPPLEMENT DATED OCTOBER 5, 2006 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 27, 2006

The following information replaces the current section entitled "PORTFOLIO MANAGERS" found in the Statement of Additional Information on page 21:

PORTFOLIO MANAGERS

The Adviser manages the Funds using a team of investment professionals. The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for the Funds and assets under management in those accounts as of November 30, 2005:

---------------------------------------------------------------------------------------------------------------------
                    Registered                    Pooled                                                     Total
                    Investment     Assets       Investment       Assets                       Assets         Assets
Portfolio            Company       Managed        Vehicle       Managed         Other        Managed        Managed
Manager              Accounts    (billions)      Accounts      (billions)      Accounts     (billions)    (billions)*
---------------------------------------------------------------------------------------------------------------------
Lynn Blake              2           $0.17            1           $0.78            9           $10.01         $10.96
---------------------------------------------------------------------------------------------------------------------
John Tucker             9           $1.23            4           $4.42            7           $8.74          $14.39
---------------------------------------------------------------------------------------------------------------------


* The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The portfolio managers listed above, do not beneficially own any shares of the Fund or the Portfolio as of September 30, 2005.

The rest of the section remains unchanged.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.